Commitments and contingencies (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Commitment	¥ 503,903	¥ 499,822
Purchase of automobiles [Member]
Capital Commitment	¥ 503,903	¥ 499,822